                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2004
             Check here if Amendment [ ] Amendment Number:
                                                           ---------

                        This Amendment (Check only one):
                           [ ] is a restatement.
                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Torchmark Corporation
Address:  2001 Third Avenue South
          Birmingham, AL 35233

Form 13F File Number: 28-1112

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:     Carol A. McCoy
Title:    Vice President, Associate Counsel & Secretary
Phone:    205-325-4243

Signature, Place and Date of Signing:


/s/ Carol A. McCoy
----------------------------------------
(Signature)
Birmingham, AL
November 11, 2004

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reporting are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reporting by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 18

Form 13F Information Table Value Total:

          $ 106,183 (thousands)

List of Other Included Managers: None

          Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                 FORM 13F INFORMATION TABLE

       Column 1        Column 2  Column 3  Column 4         Column 5           Column 6  Column 7          Column 8
---------------------- -------- --------- ---------         --------          ---------- --------      ----------------
        Name of        Title of             Value   Shrs or                   Investment   Other       Voting authority
        Issuer           Class    CUSIP   (x $1000) prn amt  SH/PRN  Put/Call Discretion Managers Sole      Shared      None
---------------------- -------- --------- --------- ------- -------- -------- ---------- -------- ---- ---------------- ----
Ambac Finl Group, Inc.  Common  023139108    2,323   29,050    SH                Sole               X
Bank of America Corp    Common  060505104    6,550  151,170    SH                Sole               X
Cal-Maine Foods, Inc.   Common  128030202      592   54,000    SH                Sole               X
DR Horton, Inc.         Common  23331A109    4,503  136,000    SH                Sole               X
Federated Dept.
Stores Inc.             Common  3140H101     2,453   54,000    SH                Sole               X
Flagstar Bancorp Inc.   Common  337930101    4,224  198,500    SH                Sole               X
Indymac Bancorp,Inc.    Common  456607100    8,453  233,500    SH                Sole               X
Land America Finl Grp
Inc.                    Common  514936103    4,732  104,000    SH                Sole               X
MBIA, Inc.              Common  55262C100    5,547   95,300    SH                Sole               X
MGIC Invt Corp Wis      Common  552848103    6,189   93,000    SH                Sole               X
M/I Schottenstein
Homes, Inc.             Common  55305B101    8,021  189,000    SH                Sole               X
New York Cmmty
Bancorp, Inc.           Common  649445103    2,754  134,100    SH                Sole               X
Old Rep Intl Corp       Common  680223104   14,530  580,500    SH                Sole               X
Stanley Furniture Inc.  Common  854305208    2,420   55,000    SH                Sole               X
Torchmark Corp          Common  891027104    2,925   55,000    SH                Sole               X
Whirlpool Corp          Common  963320106    4,507   75,000    SH                Sole               X
Fresh Del Monte
Produce Inc.            Common  G36738105   20,556  825,200    SH                Sole               X
General Maritime Corp   Common  Y2692M103    4,904  140,800    SH                Sole               X